Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Share Capital - Class A	Common Share Capital - Class B	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital	Share Subscription in Progress	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Stockholders' Equity	Noncontrolling Interests	Total
As at December 31, 2021 at Dec. 31, 2020	$ 400	$ 2,490	$ 2,890	$ (505)	$ 224,763	$ 1	$ (217,820)	$ 6,940	$ 16,269	$ (1,843)	$ 14,426
Beginning balance, shares at Dec. 31, 2020	40,021,988	47,622,689
Common stock issued1	$ (0)	$ (0)	(0)	(0)	(154)	(0)	(0)	(0)	(154)	(0)	(154)
Options exercised1	(0)	$ 2	2	(0)	2	(1)	(0)	(0)	3	(0)	3
Options exercised, shares		30,497
Stock-based compensation	(0)	$ (0)	(0)	(0)	3,783	(0)	(0)	(0)	3,783	(0)	3,783
Changes in treasury shares	0	$ 1,528	1,528	(1,528)	0	0	0	0	0	0	0
Changes in treasury shares, shares		28,386,037
Yorkville SEDA	(0)	$ (0)	(0)	250	160	(0)	(0)	(0)	410	(0)	410
Crede convertible loan	(0)	$ 174	174	56	3,512	(0)	(0)	(0)	3,742	(0)	3,742
Crede convertible loan, shares		3,058,358
GTO Facility	(0)	$ 491	491	259	14,620	(0)	(0)	(0)	15,370	(0)	15,370
GTO Facility, shares		9,022,473
L1 Facility	(0)	$ (0)	(0)	645	12,387	(0)	(0)	(0)	13,032	(0)	13,032
Anson Facility	(0)	(0)	(0)	453	9,126	(0)	(0)	(0)	9,579	(0)	9,579
Change in Ownership within the Group	0	0	0	0	0	0	0	0	0	(26)	(26)
Acquisition of Arago Group	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	10,921	10,921
Share buyback program	0	0	0	(266)	0	0	0	0	(266)	0	(266)
Net income	(0)	(0)	(0)	(0)	(0)	(0)	(20,340)	(0)	(20,340)	(3,754)	(24,094)
Other comprehensive income / (loss)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(5,533)	(5,533)	186	(5,347)
As at December 31, 2022 at Dec. 31, 2021	$ 400	$ 4,685	5,085	(636)	268,199	(0)	(238,160)	1,407	35,895	5,484	41,379
Beginning balance, shares at Dec. 31, 2021	40,021,988	88,120,054
Common stock issued1	$ (0)	$ (0)	(0)	(0)	(80)	(0)	(0)	(0)	(80)	(0)	(80)
Options exercised1	(0)	$ 9	9	(0)	16	(0)	(0)	(0)	25	(0)	25
Options exercised, shares		171,942
Stock-based compensation	(0)	$ (0)	(0)	(0)	744	(0)	(0)	(0)	744	(0)	744
Changes in treasury shares	0	0	0	0	0	0	0	0	0	0	0
L1 Facility	(0)	197	197	175	5,424	(0)	(0)	(0)	5,796	(0)	5,796
Anson Facility	(0)	443	443	193	5,783	(0)	(0)	(0)	6,419	(0)	6,419
Share buyback program	0	0	0	(103)	0	0	0	0	(103)	0	(103)
Net income	(0)	(0)	(0)	(0)	(0)	(0)	(27,475)	(0)	(27,475)	(1,780)	(29,255)
Other comprehensive income / (loss)	(0)	$ (0)	(0)	(0)	(0)	(0)	(0)	3,620	3,620	(964)	2,656
L1 Facility, shares		3,678,608
Anson Facility, shares		8,323,914
Production capacity investment loan					511				511		511
NCI cancellation TrusteCoin										8	8
Disposal of Arago entities								908	908	(4,983)	(4,075)
As at December 31, 2022 at Dec. 31, 2022	$ 400	$ 5,334	$ 5,734	$ (371)	$ 280,597	$ (0)	$ (265,635)	$ 5,935	$ 26,260	$ (2,235)	$ 24,025
Beginning balance, shares at Dec. 31, 2022	40,021,988	100,294,518